Lord Abbett

Quarterly Portfolio Holdings Report

Lord Abbett

Credit Opportunities Fund

For the period ended September 30, 2025

Schedule of Investments (unaudited)

LORD ABBETT CREDIT OPPORTUNITIES FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
LONG-TERM INVESTMENTS 89.54%

ASSET-BACKED SECURITIES 25.51%

Automobiles 7.66%
Ally Auto Receivables Trust Series 2024-1 Class CERT†	Zero Coupon		2/16/2032	$30,890		$9,272,951
CAL Receivables LLC Series 2022-1 Class B†	8.722% (30 day USD SOFR Average + 4.35%)	#	10/15/2026	10,165,122		10,161,174
Carvana Auto Receivables Trust Series 2021-N1 Class R†	Zero Coupon		1/10/2028	10,000	(a)	1,005,716
Exeter Automobile Receivables Trust Series 2021-1A Class R	Zero Coupon		2/15/2033	16,020		6,585,407
Exeter Automobile Receivables Trust Series 2021-2A Class R	Zero Coupon		7/15/2033	11,036		4,721,839
Exeter Automobile Receivables Trust Series 2021-4A Class R†	Zero Coupon		12/15/2033	28,050	(a)	1,255,343
Exeter Automobile Receivables Trust Series 2023-1A Class E†	12.07%		9/16/2030	14,258,000		15,951,009
Exeter Automobile Receivables Trust Series 2023-2A Class E†	9.75%		11/15/2030	27,309,000		29,331,900
Exeter Automobile Receivables Trust Series 2024-2A Class E†	7.98%		10/15/2031	19,000,000		19,983,075
Exeter Automobile Receivables Trust Series 2024-3A Class E†	7.84%		10/15/2031	7,500,000		7,861,356
Exeter Automobile Receivables Trust Series 2024-5A Class E†	7.22%		5/17/2032	7,686,000		7,935,586
Flagship Credit Auto Trust Series 2020-4 Class R†	Zero Coupon		7/17/2028	17,826	(a)	866,823	(b)
GLS Auto Receivables Issuer Trust Series 2024-2A Class E†	7.98%		5/15/2031	8,250,000		8,662,220
PenFed Auto Receivables Owner Trust Series 2022-A Class R1†	Zero Coupon		6/17/2030	30,000		2,591,601
Santander Bank Auto Credit-Linked Notes Series 2022-A Class E†	12.662%		5/15/2032	17,746,623		18,031,048
Santander Bank Auto Credit-Linked Notes Series 2022-B Class G†	14.552%		8/16/2032	19,230,254		19,663,343
Santander Bank Auto Credit-Linked Notes Series 2022-C Class F†	14.592%		12/15/2032	26,179,015		26,888,857
SBNA Auto Receivables Trust Series 2024-A Class E†	8.00%		4/15/2032	5,860,000		6,117,314
USB Auto Owner Trust Series 2025-1A Class R†	Zero Coupon		12/15/2032	20,000		6,203,192

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

LORD ABBETT CREDIT OPPORTUNITIES FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Automobiles (continued)
VStrong Auto Receivables Trust Series 2024-A Class E†	10.12%		7/15/2031	$33,915,000	$37,363,843
Total					240,453,597

Credit Card 0.25%
Perimeter Master Note Business Trust Series 2025-1A Class D†	12.80%		12/16/2030	7,750,000	7,878,602

Other 17.58%
37 Capital CLO 4 Ltd. Series 2023-2A Class ER†	9.668% (3 mo. USD Term SOFR + 5.35%)	#	4/15/2035	8,600,000	8,589,293
720 East CLO Ltd. Series 2022-1A Class ER†	10.226% (3 mo. USD Term SOFR + 5.90%)	#	1/20/2038	7,950,000	7,919,082
720 East CLO Ltd. Series 2023-2A Class E†	12.888% (3 mo. USD Term SOFR + 8.57%)	#	10/15/2036	10,000,000	10,104,700
720 East CLO Ltd. Series 2023-IA Class ER†	11.628% (3 mo. USD Term SOFR + 7.31%)	#	4/15/2038	2,000,000	2,060,848
AB BSL CLO 4 Ltd. Series 2023-4A Class SUB†	Zero Coupon	#(c)	4/20/2038	4,750,000	3,104,600
Affirm Asset Securitization Trust Series 2024-X1 Class CERT†	100.00%		5/15/2029	181,864	1,921,662
Affirm Asset Securitization Trust Series 2024-X2 Class CERT†	100.00%		12/17/2029	87,124	2,803,774
Affirm Asset Securitization Trust Series 2025-X1 Class CERT†	0.01%		4/15/2030	50,502	2,803,456	(b)
AGL CLO 30 Ltd. Series 2024-30RA Class E†	11.076% (3 mo. USD Term SOFR + 6.75%)	#	4/21/2037	13,610,000	13,742,874
AMMC CLO 23 Ltd. Series 2020-23A Class ER3†	10.972% (3 mo. USD Term SOFR + 6.65%)	#	7/17/2038	7,250,000	7,309,058
AMMC CLO 30 Ltd. Series 2024-30A Class E†	12.048% (3 mo. USD Term SOFR + 7.73%)	#	1/15/2037	8,250,000	8,377,850
AMMC CLO 31 Ltd. Series 2025-31A Class E†	9.776% (3 mo. USD Term SOFR + 5.45%)	#	2/20/2038	8,850,000	8,929,500
Apidos CLO XLVIII Ltd. Series 2024-48A Class E†	10.069% (3 mo. USD Term SOFR + 5.75%)	#	7/25/2037	4,550,000	4,594,545

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT CREDIT OPPORTUNITIES FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
ARES LV CLO Ltd. Series 2020-55A Class ER2†	10.818% (3 mo. USD Term SOFR + 6.50%)	#	10/15/2037	$7,750,000	$7,862,429
ARES LXVIII CLO Ltd. Series 2023-68A Class ER†	10.319% (3 mo. USD Term SOFR + 6.00%)	#	7/25/2037	5,440,000	5,557,319
ARES LXXIV CLO Ltd. Series 2024-74A Class E†	10.318% (3 mo. USD Term SOFR + 6.00%)	#	10/15/2036	8,500,000	8,630,951
Bain Capital Credit CLO Ltd. Series 2024-4A Class E†	10.319% (3 mo. USD Term SOFR + 6.00%)	#	10/23/2037	8,950,000	9,096,431
Bain Capital Credit CLO Ltd. Series 2024-5A Class E†	10.476% (3 mo. USD Term SOFR + 6.15%)	#	10/21/2037	4,500,000	4,575,578
Ballyrock CLO 20 Ltd. Series 2022-20A Class DR2†	10.518% (3 mo. USD Term SOFR + 6.20%)	#	10/15/2036	5,370,000	5,382,421
Ballyrock CLO 24 Ltd. Series 2023-24A Class SUB†	Zero Coupon	#(c)	7/15/2038	11,250,000	9,207,079
Ballyrock CLO 26 Ltd. Series 2024-26A Class SUB†	Zero Coupon	#(c)	7/25/2037	8,100,000	5,103,373
Barrow Hanley CLO I Ltd. Series 2023-1A Class ER†	9.576% (3 mo. USD Term SOFR + 5.25%)	#	1/20/2038	7,250,000	7,299,162
Benefit Street Partners CLO XXXIX Ltd. Series 2025-39A Class SUB†	Zero Coupon	#(c)	4/15/2038	11,665,000	11,708,464
Bridge Street CLO Ltd. Series 2025-1A Class E†	9.676% (3 mo. USD Term SOFR + 5.35%)	#	4/20/2038	3,500,000	3,500,000
Bryant Park Funding Ltd. Series 2025-26A Class E†	9.625% (3 mo. USD Term SOFR + 5.35%)	#	4/20/2038	10,000,000	10,054,840
Cedar Funding XVIII CLO Ltd. Series 2024-18A Class D†	8.219% (3 mo. USD Term SOFR + 3.90%)	#	4/23/2037	13,500,000	13,644,531
CIFC Funding Ltd. Series 2023-2A Class E†	12.296% (3 mo. USD Term SOFR + 7.97%)	#	1/21/2037	5,400,000	5,481,562
CIFC Funding Ltd. Series 2024-1A Class D†	8.029% (3 mo. USD Term SOFR + 3.70%)	#	4/18/2037	6,750,000	6,816,508
CTM CLO Ltd. Series 2025-1A Class D1†	7.835% (3 mo. USD Term SOFR + 3.50%)	#	7/15/2038	13,610,000	13,673,014

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(continued)

LORD ABBETT CREDIT OPPORTUNITIES FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Dryden 115 CLO Ltd. Series 2024-115A Class E†	11.429% (3 mo. USD Term SOFR + 7.10%)	#	4/18/2037	$9,570,000	$9,756,988
Dryden 94 CLO Ltd. Series 2022-94A Class ER†	12.418% (3 mo. USD Term SOFR + 8.10%)	#	10/15/2037	10,000,000	10,328,510
Elmwood CLO 14 Ltd. Series 2022-1A Class ER†	9.779% (3 mo. USD Term SOFR + 5.50%)	#	10/20/2038	5,000,000	5,024,790
Elmwood CLO 20 Ltd. Series 2022-7A Class SUB†	Zero Coupon	#(c)	1/17/2037	25,290,000	11,156,178
Empower CLO Ltd. Series 2023-2A Class ER†	9.89% (3 mo. USD Term SOFR + 5.60%)	#	10/15/2038	6,750,000	6,776,413
Empower CLO Ltd. Series 2024-2A Class E†	10.368% (3 mo. USD Term SOFR + 6.05%)	#	7/15/2037	9,540,000	9,607,515
Generate CLO 13 Ltd. Series 2023-13A Class D1†	9.332% (3 mo. USD Term SOFR + 5.00%)	#	1/20/2037	7,000,000	7,065,982
Generate CLO 13 Ltd. Series 2023-13A Class E†	12.372% (3 mo. USD Term SOFR + 8.04%)	#	1/20/2037	7,000,000	7,110,817
Generate CLO 16 Ltd. Series 2024-16A Class E†	10.476% (3 mo. USD Term SOFR + 6.15%)	#	7/20/2037	7,375,000	7,446,073
Generate CLO 20 Ltd. Series 2024-20A Class E†	9.669% (3 mo. USD Term SOFR + 5.35%)	#	1/25/2038	9,980,000	10,068,243
Generate CLO 22 Ltd. Series 2025-22A Class E†	9.821% (3 mo. USD Term SOFR + 5.50%)	#	7/20/2038	5,000,000	5,051,910
Generate CLO 3 Ltd. Series 3A Class E2R†	12.156% (3 mo. USD Term SOFR + 7.83%)	#	10/20/2036	2,190,000	2,209,279
Harmony-Peace Park CLO Ltd. Series 2024-1A Class D1†	7.326% (3 mo. USD Term SOFR + 3.00%)	#	10/20/2037	9,000,000	9,052,929
Hayfin U.S. XII Ltd. Series 2020-12A Class ER†	10.076% (3 mo. USD Term SOFR + 5.75%)	#	1/20/2038	3,450,000	3,469,272
HINNT LLC Series 2024-A Class D†	7.00%		3/15/2043	1,953,121	1,945,355
ICG U.S. CLO Ltd. Series 2024-R1A Class D1†	7.969% (3 mo. USD Term SOFR + 3.65%)	#	1/25/2038	10,440,000	10,560,436

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT CREDIT OPPORTUNITIES FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Other (continued)
Invesco U.S. CLO Ltd. Series 2025-1A Class E†	10.281% (3 mo. USD Term SOFR + 6.00%)	#	7/15/2038	$5,500,000		$5,618,349
KKR CLO 47 Ltd. Series 2024-47A Class E†	10.818% (3 mo. USD Term SOFR + 6.50%)	#	1/15/2038	10,330,000		10,577,507
KKR CLO 59 Ltd. Series 2024-56A Class E†	10.818% (3 mo. USD Term SOFR + 6.50%)	#	10/15/2037	14,750,000		14,994,924
Madison Park Funding XLVII Ltd. Series 2020-47A Class DR†	8.226% (3 mo. USD Term SOFR + 3.90%)	#	4/19/2037	12,500,000		12,616,500
New Mountain CLO 5 Ltd. Series CLO-5A Class SUB†	Zero Coupon	#(c)	7/20/2036	16,450,000	(a)	11,738,950
NGC CLO 2 Ltd. Series 2025-2A Class D1†	7.83% (3 mo. USD Term SOFR + 3.55%)	#	4/20/2038	10,000,000		10,049,390
OCP CLO Ltd. Series 2023-26A Class SUB†	Zero Coupon	#(c)	4/17/2037	22,000,000		17,541,766
OCP CLO Ltd. Series 2024-31A Class E†	11.226% (3 mo. USD Term SOFR + 6.90%)	#	4/20/2037	1,200,000		1,223,352
Orion CLO Ltd. Series 2025-5A Class E†	10.328% (3 mo. USD Term SOFR + 5.95%)	#	7/20/2038	3,000,000		3,046,596
Pagaya AI Debt Selection Trust Series 2020-1 Class CERT†(d)	Zero Coupon	#(c)	7/15/2027	2,000,000	(a)	9,314	(b)
Pagaya AI Debt Selection Trust Series 2021-1 Class CERT†(d)	Zero Coupon	#(c)	11/15/2027	2,153,846	(a)	3,029
Polus U.S. CLO II Ltd. Series 2024-1A Class E†	11.666% (3 mo. USD Term SOFR + 7.34%)	#	10/20/2037	2,600,000		2,650,632
Rad CLO 20 Ltd. Series 2023-20A Class DR†	10.726% (3 mo. USD Term SOFR + 6.40%)	#	7/20/2040	7,050,000		7,156,716
Rad CLO 22 Ltd. Series 2023-22A Class SUB†	Zero Coupon	#(c)	1/20/2037	18,914,000		11,746,369
Rad CLO 23 Ltd. Series 2024-23A Class E†	11.076% (3 mo. USD Term SOFR + 6.75%)	#	4/20/2037	4,900,000		4,945,364
Rockford Tower CLO Ltd. Series 2025-1A Class E†	9.857% (3 mo. USD Term SOFR + 5.60%)	#	3/31/2038	7,430,000		7,427,399
Rockland Park CLO Ltd. Series 2021-1A Class ER†	9.988% (3 mo. USD Term SOFR + 5.70%)	#	7/20/2038	1,000,000		1,004,950

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)(continued)

LORD ABBETT CREDIT OPPORTUNITIES FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
RR 18 Ltd. Series 2021-18A Class SUB†	Zero Coupon	#(c)	10/15/2121	$17,075,000	$9,925,219
Sandstone Peak II Ltd. Series 2023-1A Class ER†	10.776% (3 mo. USD Term SOFR + 6.45%)	#	7/20/2038	5,500,000	5,573,859
SCF Equipment Leasing LLC Series 2022-2A Class F1†	6.50%		6/20/2035	42,622,000	42,570,585
Sierra Timeshare Receivables Funding LLC Series 2024-2A Class D†	7.48%		6/20/2041	812,920	827,545
Silver Point CLO 1 Ltd. Series 2022-1A Class ER†	9.576% (3 mo. USD Term SOFR + 5.25%)	#	1/20/2038	2,725,000	2,731,308
Silver Point CLO 9 Ltd. Series 2025-9A Class E†	11.188% (3 mo. USD Term SOFR + 6.90%)	#	3/31/2038	8,000,000	8,219,768
Sycamore Tree CLO Ltd. Series 2023-3A Class D1R†	8.576% (3 mo. USD Term SOFR + 4.25%)	#	4/20/2037	9,750,000	9,819,400
Trinitas CLO XXII Ltd. Series 2023-22A Class ER†	10.276% (3 mo. USD Term SOFR + 6.00%)	#	3/20/2038	5,000,000	5,030,895
Trinitas CLO XXVI Ltd. Series 2023-26A Class DR†	7.994% (3 mo. USD Term SOFR + 3.70%)	#	7/20/2038	7,500,000	7,609,995
Trinitas CLO XXVI Ltd. Series 2023-26A Class ER†	11.044% (3 mo. USD Term SOFR + 6.75%)	#	7/20/2038	10,750,000	11,017,159
Total					552,162,434

Student Loan 0.02%
Laurel Road Prime Student Loan Trust Series 2019-A Class R†	Zero Coupon		10/25/2048	2,052,900	812,749
Total Asset-Backed Securities (cost $851,849,533)					801,307,382

				Shares

COMMON STOCKS 0.09%

Real Estate Management & Development 0.08%
Shimao Group Holdings Ltd.*(e)				47,839,996	2,307,744
Sunac China Holdings Ltd.*(e)				1,117,897	244,014
Total					2,551,758

Transportation Infrastructure 0.01%
ACBL Holdings Corp.*				2,785	143,950
Total Common Stocks (cost $11,661,647)					2,695,708

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT CREDIT OPPORTUNITIES FUND September 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
CONVERTIBLE BONDS 1.75%

Equity Real Estate 0.09%
Sunac China Holdings Ltd. (China)†(f)(g)	Zero Coupon	9/30/2028	$18,058,439	$2,799,058

Home Builders 0.26%
Meritage Homes Corp.	1.75%	5/15/2028	7,784,000	8,005,550

Media 0.15%
AMC Networks, Inc.	4.25%	2/15/2029	4,855,000	4,648,662

Oil & Gas 1.25%
Borr Drilling Ltd.	5.00%	2/8/2028	8,600,000	8,011,152
Borr Drilling Ltd.	5.00%	2/8/2028	4,800,000	4,471,340
Nabors Industries, Inc.	1.75%	6/15/2029	19,937,000	15,351,490
Transocean International Ltd.	4.625%	9/30/2029	9,735,000	11,516,505
Total				39,350,487
Total Convertible Bonds (cost $65,557,972)				54,803,757

CORPORATE BONDS 46.87%

Advertising 1.28%
CMG Media Corp.†	8.875%	6/18/2029	43,712,044	40,187,105

Airlines 0.38%
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Malta)†(g)	6.375%	2/1/2030	12,095,000	11,799,078

Auto Parts & Equipment 2.47%
American Axle & Manufacturing, Inc.†(h)	7.75%	10/15/2033	22,613,000	22,803,416
ZF North America Capital, Inc.†	7.50%	3/24/2031	55,161,000	54,819,908
Total				77,623,324

Building Materials 5.25%
ACProducts Holdings, Inc.†	6.375%	5/15/2029	70,921,000	40,450,195
Cornerstone Building Brands, Inc.†	6.125%	1/15/2029	74,519,000	60,936,690
CP Atlas Buyer, Inc.†	12.75%	1/15/2031	7,335,653	7,332,524
JELD-WEN, Inc.†	7.00%	9/1/2032	48,550,000	41,037,281
Oscar AcquisitionCo LLC/Oscar Finance, Inc.†	9.50%	4/15/2030	9,659,000	7,917,967
Wilsonart LLC†	11.00%	8/15/2032	7,414,000	7,222,857
Total				164,897,514

Chemicals 2.45%
ASP Unifrax Holdings, Inc.†	7.10%	9/30/2029	14,709,119	5,868,775
ASP Unifrax Holdings, Inc.†	11.175%	9/30/2029	36,089,947	33,432,579

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)(continued)

LORD ABBETT CREDIT OPPORTUNITIES FUND September 30, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡		Fair Value
Chemicals (continued)
Herens Midco SARL	5.25%		5/15/2029		EUR	47,965,000	$32,689,868
Tronox, Inc.†	4.625%		3/15/2029			$7,789,000	5,088,333
Total							77,079,555

Diversified Financial Services 0.93%
SCF Preferred Equity LLC†	7.50% (5 yr. CMT + 6.73%)	#	–	(i)		29,000,000	29,279,560

Media 6.08%
AMC Networks, Inc.	4.25%		2/15/2029			10,223,000	8,903,466
Cable One, Inc.†	4.00%		11/15/2030			9,308,000	7,895,329
CSC Holdings LLC†	4.625%		12/1/2030			86,140,000	30,300,313
DISH DBS Corp.	5.125%		6/1/2029			26,513,000	22,695,522
EW Scripps Co.†	9.875%		8/15/2030			30,239,000	28,411,448
Gray Media, Inc.†	5.375%		11/15/2031			69,299,000	52,104,708
Scripps Escrow II, Inc.†	5.375%		1/15/2031			57,519,000	40,533,927
Total							190,844,713

Metal Fabricate-Hardware 2.24%
Park-Ohio Industries, Inc.†	8.50%		8/1/2030			67,738,000	70,282,916

Oil & Gas 15.82%
Baytex Energy Corp. (Canada)†(g)	7.375%		3/15/2032			40,685,000	39,864,257
Borr IHC Ltd./Borr Finance LLC†	10.375%		11/15/2030			44,261,932	44,374,925
Kosmos Energy Ltd.†	7.50%		3/1/2028			18,436,000	16,126,237
Kraken Oil & Gas Partners LLC†	7.625%		8/15/2029			50,899,000	50,491,620
Moss Creek Resources Holdings, Inc.†	8.25%		9/1/2031			21,413,000	20,998,410
Nabors Industries, Inc.†	8.875%		8/15/2031			43,756,000	40,783,653
Petroleos Mexicanos (Mexico)(g)	6.875%		10/16/2025			17,666,000	17,655,031
Saturn Oil & Gas, Inc. (Canada)†(g)	9.625%		6/15/2029			53,969,000	55,954,377
Transocean International Ltd.	6.80%		3/15/2038			33,360,000	28,278,400
Transocean International Ltd.	7.50%		4/15/2031			48,223,000	44,789,736
Vermilion Energy, Inc. (Canada)†(g)	7.25%		2/15/2033			63,561,000	60,122,680
Vital Energy, Inc.†	7.875%		4/15/2032			79,782,000	77,502,014
Total							496,941,340

Oil & Gas Services 0.24%
Nine Energy Service, Inc.	13.00%		2/1/2028			14,829,000	7,477,820

Packaging & Containers 0.02%
Kleopatra Finco SARL	9.00%		9/1/2029		EUR	4,878,270	687,302

8	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT CREDIT OPPORTUNITIES FUND September 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Real Estate 0.11%
CIFI Holdings Group Co. Ltd. (China)(f)(g)	4.375%	4/12/2027	$2,000,000	$187,500
CIFI Holdings Group Co. Ltd. (China)(f)(g)	5.25%	5/13/2026	1,800,000	171,000
CIFI Holdings Group Co. Ltd. (China)(f)(g)	6.00%	7/16/2025	7,000,000	700,000
Logan Group Co. Ltd. (China)(f)(g)	4.50%	1/13/2028	4,000,000	333,040
Logan Group Co. Ltd. (China)(f)(g)	5.25%	2/23/2023	8,000,000	720,000
Shimao Group Holdings Ltd. (Hong Kong)†(g)	5.00%	7/21/2031	335,000	15,276
Sunac China Holdings Ltd. (China)†(f)(g)	6.00%	9/30/2026	756,460	113,832
Sunac China Holdings Ltd. (China)†(f)(g)	6.25%	9/30/2027	758,297	116,588
Sunac China Holdings Ltd. (China)†(f)(g)	6.50%	9/30/2027	1,520,277	231,842
Sunac China Holdings Ltd. (China)†(f)(g)	6.75%	9/30/2028	2,285,942	354,321
Sunac China Holdings Ltd. (China)†(f)(g)	7.00%	9/30/2029	2,291,474	355,179
Sunac China Holdings Ltd. (China)†(f)(g)	7.25%	9/30/2030	1,079,008	165,814
Total				3,464,392

Retail 7.26%
Foundation Building Materials, Inc.†	6.00%	3/1/2029	11,291,000	11,451,742
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.†	7.00%	8/15/2028	50,275,000	29,044,873
LBM Acquisition LLC†	6.25%	1/15/2029	93,220,000	86,376,235
Park River Holdings, Inc.†	5.625%	2/1/2029	46,080,000	45,385,188
Park River Holdings, Inc.†	6.75%	8/1/2029	28,306,000	28,059,579
Park River Holdings, Inc.†(h)	8.00%	3/15/2031	9,411,000	9,536,536
Saks Global Enterprises LLC†	11.00%	12/15/2029	12,644,063	4,615,083
Saks Global Enterprises LLC†	11.00%	12/15/2029	13,683,177	7,115,252
SGUS LLC†	11.00%	12/15/2029	6,786,545	6,465,379
Total				228,049,867

Software 0.01%
Rackspace Technology Global, Inc.†	5.375%	12/1/2028	1,169,000	315,630

Telecommunications 2.33%
Hughes Satellite Systems Corp.	6.625%	8/1/2026	63,268,000	60,226,138
Lumen Technologies, Inc.†	4.50%	1/15/2029	14,256,000	13,014,275
Total				73,240,413
Total Corporate Bonds (cost $1,502,166,034)				1,472,170,529

FLOATING RATE LOANS(j) 10.29%

Aerospace/Defense 1.02%
Alloy Finco Ltd. USD Holdco PIK Term Loan 13.50% (Jersey)(g)	0.50%	3/6/2028	17,633,959	31,917,467	(k)

See Notes to Schedule of Investments.	9

Schedule of Investments (unaudited)(continued)

LORD ABBETT CREDIT OPPORTUNITIES FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Auto Parts & Equipment 0.31%
First Brands Group LLC 2021 Term Loan	–	(l)	3/30/2027	$17,902,000	$6,508,720
First Brands Group LLC 2022 Incremental Term Loan	–	(l)	3/30/2027	9,188,000	3,347,877
Total					9,856,597

Building Materials 0.20%
Oscar AcquisitionCo LLC Term Loan B	8.252% (3 mo. USD Term SOFR + 4.25%)		4/29/2029	6,793,491	6,361,187

Chemicals 0.23%
ASP Unifrax Holdings, Inc. 2024 Delayed Draw Term Loan(m)	–	(l)	9/28/2029	8,002,695	7,312,463

Computers 1.39%
X Corp. 2025 Fixed Term Loan	9.50%		10/26/2029	43,454,000	43,650,195

Cosmetics/Personal Care 0.92%
Conair Holdings LLC Term Loan B	8.028% (1 mo. USD Term SOFR + 3.75%)		5/17/2028	45,393,712	28,881,749

Engineering & Construction 0.58%
Brand Industrial Services, Inc. 2024 Term Loan B	8.796% (3 mo. USD Term SOFR + 4.50%)		8/1/2030	19,866,426	18,058,581

Entertainment 0.95%
888 Acquisitions Ltd. USD Term Loan B (United Kingdom)(g)	9.658% (3 mo. USD Term SOFR + 5.25%)		7/1/2028	31,027,729	29,934,001

Media 2.19%
Sinclair Television Group, Inc. 2025 Term Loan B6	7.87% (3 mo. USD Term SOFR + 3.30%)		12/31/2029	51,184,244	46,513,938
Sinclair Television Group, Inc. 2025 Term Loan B7	8.363% (1 mo. USD Term SOFR + 4.10%)		12/31/2030	24,463,124	22,230,986
Total					68,744,924

Retail 1.33%
Foundation Building Materials Holding Co. LLC 2024 Term Loan B2	8.308% (3 mo. USD Term SOFR + 4.00%)		1/29/2031	16,401,013	16,449,478
Foundation Building Materials Holding Co. LLC 2025 Term Loan	–	(l)	1/29/2031	2,997,702	3,019,391
Kodiak Building Partners, Inc. 2024 Term Loan B	7.752% (3 mo. USD Term SOFR + 3.75%)		12/4/2031	22,237,677	22,169,741
Total					41,638,610

10	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT CREDIT OPPORTUNITIES FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Software 1.17%
Central Parent, Inc. 2024 Term Loan B	7.252% (3 mo. USD Term SOFR + 3.25%)		7/6/2029	$29,266,824		$25,390,287
Rackspace Finance LLC 2024 First Lien Second Out Term Loan	7.04% (1 mo. USD Term SOFR + 2.75%)		5/15/2028	25,368,974		11,447,749
Total						36,838,036
Total Floating Rate Loans (cost $324,552,770)						323,193,810

				Shares

INVESTMENTS IN UNDERLYING FUNDS(n)(o)(p) 4.99%
Lord Abbett Private Credit Fund (cost $40,750,000)				1,628,231		40,982,576
Lord Abbett Private Credit Fund S (cost $115,377,778)				4,609,664		115,702,569
Total Investments in Underlying Funds (cost $156,127,778)						156,685,145

				Principal Amount‡

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.01%
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class D†	3.931%	#(q)	6/10/2027	$614,619		5,526
JP Morgan Chase Commercial Mortgage Securities Trust Series 2021-BOLT Class D†	11.137% (1 mo. USD Term SOFR + 6.81%)	#	8/15/2033	15,790,000	(a)	227,622
Palisades Center Trust Series 2016-PLSD Class D†	4.737%		4/13/2033	225,000		2,953
Total Non-Agency Commercial Mortgage-Backed Securities (cost $16,563,947)						236,101

	Dividend Rate			Shares

PREFERRED STOCKS 0.03%

Transportation Infrastructure 0.03%
ACBL Holdings Corp. (cost $397,275)	Zero Coupon			15,891		953,460

	Exercise Price		Expiration Date

WARRANTS 0.00%

Specialty Retail 0.00%
Chinos Intermediate Holdings A, Inc.* (cost $34,898)	$3.50		12/31/2099	9,971		12,469
Total Long-Term Investments (cost $2,928,911,854)						2,812,058,361

See Notes to Schedule of Investments.	11

Schedule of Investments (unaudited)(continued)

LORD ABBETT CREDIT OPPORTUNITIES FUND September 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
SHORT-TERM INVESTMENTS 10.53%

COMMERCIAL PAPER 6.69%

Chemicals 1.38%
FMC Corp.†	4.817%	10/1/2025	$1,699,000	$1,699,000
FMC Corp.†	4.817%	10/1/2025	41,701,000	41,701,000
Total				43,400,000

Diversified Financial Services 1.75%
Air Lease Corp.†	4.597%	10/1/2025	55,000,000	55,000,000

Electric 1.53%
Evergy Missouri West, Inc.†	4.455%	10/7/2025	25,000,000	24,981,708
Evergy Missouri West, Inc.†	4.541%	10/14/2025	23,000,000	22,963,290
Total				47,944,998

Electronics 0.32%
Jabil, Inc.†	4.654%	10/6/2025	10,000,000	9,993,639

Pharmaceuticals 1.29%
CVS Health Corp.†	4.571%	10/6/2025	40,500,000	40,474,687

Retail 0.42%
AutoNation, Inc.†	4.563%	10/1/2025	13,300,000	13,300,000
Total Commercial Paper (cost $210,113,324)				210,113,324

REPURCHASE AGREEMENTS 3.84%
Repurchase Agreement dated 9/30/2025, 3.750% due 10/1/2025 with Fixed Income Clearing Corp. collateralized by $69,831,000 of U.S. Treasury Note at 4.500% due 4/15/2027; $75,000 of U.S. Treasury Note at 3.875% due 3/31/2027; value: $72,188,795; proceeds: $70,780,652 (cost $70,773,280)			70,773,280	70,773,280
Repurchase Agreement dated 9/30/2025, 4.230% due 10/1/2025 with JPMorgan Securities LLC collateralized by $49,019,700 of U.S. Treasury Note at 4.000% due 12/15/2027; value: $50,000,000; proceeds: $50,005,875 (cost $50,000,000)			50,000,000	50,000,000
Total Repurchase Agreements (cost $120,773,280)				120,773,280
Total Short-Term Investments (cost $330,886,604)				330,886,604
Total Investments in Securities 100.07% (cost $3,259,798,458)				3,142,944,965
Less Unfunded Loan Commitments (0.23%) (cost $8,002,695)				(7,312,463)
Net Investments in Securities 99.84% (cost $3,251,795,763)				3,135,632,502
Other Assets and Liabilities – Net(r) 0.16%				5,047,163
Net Assets 100.00%				$3,140,679,665

12	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT CREDIT OPPORTUNITIES FUND September 30, 2025

EUR	Euro.
CMT	Constant Maturity Rate.
PIK	Payment-in-kind.
SOFR	Secured Overnight Financing Rate.
‡	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At September 30, 2025, the total value of Rule 144A securities was $2,249,804,325, which represents 71.63% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2025.
*	Non-income producing security.
(a)	Principal amount represents ownership shares of the Trust.
(b)	Level 3 Investment as described in Note 2(a) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(c)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(d)	Interest-only security. The principal amount shown is a notional amount representing the outstanding principal of the underlying debt obligation(s). Holders of interest only securities do not receive principal payments on the underlying debt obligation(s).
(e)	Investment in non-U.S. dollar denominated securities.
(f)	Defaulted (non-income producing security).
(g)	Foreign security traded in U.S. dollars.
(h)	Securities purchased on a when-issued basis.
(i)	Security is perpetual in nature and has no stated maturity.
(j)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at September 30, 2025.
(k)	Level 3 Investment as described in Note 2(a) in the Notes to Schedule of Investments. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(l)	Interest Rate to be determined.
(m)	Security partially/fully unfunded.
(n)	Affiliated funds.
(o)	Restricted securities (including private placement) - investments in securities not registered under the Securities Act of 1933 (excluding 144A issues). At September 30, 2025, the value of restricted securities (excluding 144A issues) amounted to $156,685,145 or 4.99% of net assets.
(p)	Fund is a business development company under the Investment Company Act of 1940.
(q)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(r)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on forward foreign currency exchange contracts and swap contracts as follows:

See Notes to Schedule of Investments.	13

Schedule of Investments (unaudited)(continued)

LORD ABBETT CREDIT OPPORTUNITIES FUND September 30, 2025

Centrally Cleared Credit Default Swap Contracts on Indexes/Issuers - Buy Protection at September 30, 2025(1):

Referenced Indexes/Issuers	Central Clearing Party	Fund Pays (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Value
Federal Republic of Germany(4)	Bank of America	0.25%	12/20/2026	$35,000,000	$(41,125)	$(50,964)	$(92,089)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap contracts and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $0. Total unrealized depreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $50,964.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).

Forward Foreign Currency Exchange Contracts at September 30, 2025:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Buy	State Street Bank And Trust	11/21/2025	1,186,000	$1,386,613	$1,396,514	$ 9,901
Euro	Buy	State Street Bank And Trust	11/21/2025	7,542,000	8,834,021	8,880,696	46,675
Canadian dollar	Sell	Morgan Stanley	1/23/2026	11,092,000	8,089,469	8,011,519	77,950
Total Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$ 134,526

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Canadian dollar	Buy	Barclays Bank PLC	1/23/2026	11,092,000	$ 8,061,414	$ 8,011,519	$ (49,895)
Euro	Buy	Toronto Dominion Bank	11/21/2025	4,576,000	5,392,000	5,388,234	(3,766)
Euro	Sell	Morgan Stanley	11/21/2025	45,337,000	52,906,429	53,384,261	(477,832)
Total Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$ (531,493)

14	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT CREDIT OPPORTUNITIES FUND September 30, 2025

The following is a summary of the inputs used as of September 30, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Automobiles	$–	$239,586,774	$866,823	$240,453,597
Other	–	549,349,664	2,812,770	552,162,434
Remaining Industries	–	8,691,351	–	8,691,351
Common Stocks	–	2,695,708	–	2,695,708
Convertible Bonds	–	54,803,757	–	54,803,757
Corporate Bonds	–	1,472,170,529	–	1,472,170,529
Floating Rate Loans
Aerospace/Defense	–	–	31,917,467	31,917,467
Remaining Industries	–	291,276,343	–	291,276,343
Less Unfunded Loan Commitments	–	(7,312,463)	–	(7,312,463)
Investments in Underlying Funds	–	156,685,145	–	156,685,145
Non-Agency Commercial Mortgage-Backed Securities	–	236,101	–	236,101
Preferred Stocks	–	953,460	–	953,460
Warrants	–	12,469	–	12,469
Short-Term Investments
Commercial Paper	–	210,113,324	–	210,113,324
Repurchase Agreements	–	120,773,280	–	120,773,280
Total	$–	$3,100,035,442	$35,597,060	$3,135,632,502
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$–	$–	$–
Liabilities	–	(92,089)	–	(92,089)
Forward Foreign Currency Exchange Contracts
Assets	–	134,526	–	134,526
Liabilities	–	(531,493)	–	(531,493)
Total	$–	$(489,056)	$–	$(489,056)
(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	15

Schedule of Investments (unaudited)(concluded)

LORD ABBETT CREDIT OPPORTUNITIES FUND September 30, 2025

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Floating Rate Loans
Balance as of December 31, 2024	$47,309,463	$–
Accrued Discounts (Premiums)	–	(1,071,176)
Change in Unrealized Appreciation/(Depreciation)	4,358,223	12,260,505
Realized Gain/(Loss)	(5,051,234)	5,097,498
Purchases	5,052,668	2,111,609
Sales	(16,899,402)	(15,808,528)
Transfers into Level 3(a)	–	29,327,559
Transfers out of Level 3(a)	(31,090,125)	–
Balance as of September 30, 2025	$3,679,593	$31,917,467
Change in unrealized appreciation/(depreciation) for the period ended September 30, 2025, related to Level 3 investments held at September 30, 2025	$(1,818,828)	$12,260,505

(a)	The Fund recognizes transfers within the fair value hierarchy as of the beginning of the period. Transfers into and out of Level 3 were primarily related to the availability of market quotations in accordance with valuation methodology.

16	See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Credit Opportunities Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company that continuously offers its common shares (the “Shares”) and is operated as an interval fund. The Fund was organized as a Delaware statutory trust on September 18, 2018. The Fund had a sale to Lord, Abbett & Co. LLC (“Lord Abbett”) of 10,000 shares of common stock for $100,000 ($10.00 per share). The Fund commenced operations on February 15, 2019.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Trustees (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee (the “Pricing Committee”) that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities, financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on the NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Investments in the PCF and PCF S are valued at their net asset value (“NAV”) each month end. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps, options and options on swaps (“swaptions”) are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models, related or comparable assets or liabilities, recent transactions,

17

Notes to Schedule of Investments (unaudited)(continued)

market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-ended money market funds a valued at their NAV as of close of each business day.

(b)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of September 30, 2025 and, if applicable, Level 3 rollforwards for the period then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	FEDERAL TAX INFORMATION

It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

18

Notes to Schedule of Investments (unaudited)(concluded)

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

4.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of September 30, 2025, the Fund did not have any securities on loan.

19

QPHR-CREDIT-3Q

(11/25)